EQUITY (Details 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt instruments at FVOCI
As of beginning of period	$ 1,855
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	6,328
Recycling from other comprehensive income to income for the year	(1,502)
Available for sale investments
As of beginning of period		7,375	(7,093)
Gain (losses) on the re-measurement of available for sale investments, before tax		(10,384)	2,267
Recycling from other comprehensive income to income for the year		4,864	12,201
Subtotals		(5,520)	14,468
As of end of period	6,681		7,375
Cash flow hedges
As of beginning of period	(3,562)	2,288	8,626
Gains (losses) on the re-measurement of cash flow hedges, before tax	14,048	(5,850)	(6,261)
Recycling adjustments on cash flow hedges, before tax	(683)		(77)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction
Subtotals	13,365	(5,850)	(6,338)
As of end of period	9,803	(3,562)	2,288
Other comprehensive income, before taxes	16,484	(1,707)	9,663
Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	(1,810)
Income tax relating to available for sale investments		(473)	(1,770)
Income tax relating to cash flow hedges	(2,646)	908	(549)
Total	(4,456)	435	(2,319)
Other comprehensive income, net of tax	12,028	(1,272)	7,344
Attributable to:
Shareholders of the Bank	11,072	(2,312)	6,640
Non-controlling interest	$ 956	$ 1,040	$ 704